Inventories, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories [Line Items]
Write-downs inventories	¥ 332,524	¥ 4,282,663	¥ 306,841
Provision for inventories	(179,261)	(4,887,040)	(802,807)
Cost of Revenues [Member]
Inventories [Line Items]
Write-downs inventories	¥ 332,524	¥ 4,282,663	¥ 306,841